Regulatory Order Considerations (Tables)	12 Months Ended
Dec. 31, 2013
Regulatory Order Considarations [Abstract]
Brokered Deposit Maturities

December 31, 2014	$10,120
December 31, 2015	10,221
December 31, 2016	625
$20,966